Contracts with Customers - Significant Changes in Contract Assets and Contract Liabilities (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Revenue from Contract with Customer [Abstract]
Contract assets, opening balance	$ 20.2
Contract liability, beginning balance	6.4
Performance obligations satisfied during the reporting period	46.9
Amortization of revenue	(6.5)
Unbilled demobilization revenue	1.9
Performance obligations to be satisfied over time	1.9
Unbilled mobilization revenue	9.4
Cash received, excluding amounts recognized as revenue	9.1
Cash received against the contract asset balance	(20.2)
Contract assets, closing balance	48.8
Contract liability, closing balance	$ 20.3